TEMPLETON GLOBAL INVESTMENT TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

June 28, 2011

Filed Via EDGAR (CIK #0000916488)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Subject:     Templeton Global Investment Trust,

                 File Nos. 033-73244 and 811-08226

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933 (1933 Act), as amended, and the Investment Company Act of 1940, as amended.

The filing has been made in order to bring the financial statements and other information up to date as required by the federal securities laws, to make revisions (as indicated in Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed under Rule 485(b) under the 1933 Act, on June 10, 2011, acceptance no. 0000916488-11-000028, [PEA #34] to delay the effectiveness of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed under Rule 485(a)(1) under the 1933 Act, on April 12, 2011, acceptance no. 0001379491-11-000321 [PEA #33]) based on comments received from the Staff on PEA #33, and to make certain other non-material changes deemed appropriate. This Amendment relates only to Templeton Global Balanced Fund and does not otherwise delete, amend or supersede any information relating to any of the prospectuses or statements of additional information of the Registrant’s other series of shares. The appropriate Tandy representations were included in PEA #34.

As Senior Associate General Counsel, I have reviewed the Amendment.  Based upon such review, I have determined, and hereby represent accordingly, that said Amendment does not contain disclosures which would render it ineligible to become effective automatically pursuant to Rule 485(b) under the Securities Act of 1933, as amended.  The Amendment will become effective on July 1, 2011.

Please direct any inquiries regarding this filing to Bruce Bohan at (650) 312-3504 or the address shown above.

Sincerely yours,

/s/DAVID P. GOSS

David P. Goss

Vice President

DPG/dac

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